Cover	Nov. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2021
Entity File Number	001-34728
Entity Registrant Name	DOUGLAS DYNAMICS, INC.
Entity Central Index Key	0001287213
Entity Tax Identification Number	13-4275891
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7777 North 73rd Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53223
City Area Code	414
Local Phone Number	354-2310
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	PLOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false